Other Comprehensive (Loss) Income and Accumulated Other Comprehensive Loss - Changes in Accumulated Other Comprehensive Loss (AOCL) by Component (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Opening balance	CAD (1,503)	CAD (1,503)	CAD (2,768)
Other comprehensive income (loss) before reclassifications	(805)	1,126
Amounts reclassified from accumulated other comprehensive loss	89	139
Net current-period other comprehensive income (loss)	(716)	1,265	(32)
Closing balance	(2,219)	(1,503)	(1,503)
Foreign Currency Net of Hedging Activities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Opening balance	105	105	74
Other comprehensive income (loss) before reclassifications	10	31
Net current-period other comprehensive income (loss)	10	31
Closing balance	115	105	105
Derivatives and Other [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Opening balance	(15)	(15)	(14)
Other comprehensive income (loss) before reclassifications	(34)	17
Amounts reclassified from accumulated other comprehensive loss	(3)	(18)
Net current-period other comprehensive income (loss)	(37)	(1)
Closing balance	(52)	(15)	(15)
Pension and Post-retirement Defined Benefit Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Opening balance	(1,593)	(1,593)	(2,828)
Other comprehensive income (loss) before reclassifications	(781)	1,078
Amounts reclassified from accumulated other comprehensive loss	92	157
Net current-period other comprehensive income (loss)	(689)	1,235
Closing balance	CAD (2,282)	CAD (1,593)	CAD (1,593)